LONG-TERM DEBT - OTHERS (Credit Line) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Outstanding capital lease liability	$ 158,114	$ 139,037
Lease liability	39,610	36,282
Operating lease cost	5,680
TSNP [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount	70,000
Borrowing capacity	61,000
Letters of credit outstanding amount	$ 500
TSNP [Member] | Prime Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.00%
TSNP [Member] | Prime Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.50%
TSNP [Member] | LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.25%
TSNP [Member] | LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.75%
Office space operating facilities and vehicles [Member]
Line of Credit Facility [Line Items]
Operating lease cost	$ 5,867	$ 7,535	$ 7,627
TPSCo [Member]
Line of Credit Facility [Line Items]
Annual interest rate of lease agreement	2.00%
TPSCo [Member] | Term Loan 2018 [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.95%